Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Diluted net (loss) income per share	$ (1.49)	$ 0.12				$ (2.31)	$ (0.59)	$ (2.16)	$ (4.89)
PLUM ACQUISITION CORP. I | Class A Ordinary Shares Subject to Possible Redemption
Diluted net (loss) income per share								0.00	0.27
PLUM ACQUISITION CORP. I | Class A Ordinary Shares
Diluted net (loss) income per share		(0.03)					0.09	0.00
PLUM ACQUISITION CORP. I | Class B Ordinary Shares
Diluted net (loss) income per share		$ (0.03)	$ 0.12	$ (0.01)	$ 0.09		$ 0.09	$ 0.00	$ 0.27